Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8711

Email: sam.goldstein@lfg.com

VIA EDGAR

September 30, 2016

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742
Schedule 14A

Dear Mr. Zapata:

Attached for filing via EDGAR is a preliminary proxy statement (the “Proxy Statement”) on Schedule 14A for a special shareholder meeting of Standard Class shares (the “Class”) of the LVIP VIP Mid Cap Managed Volatility Portfolio, a series of the Trust. The Proxy Statement is being filed pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended and Rule 20a-1 under the Investment Company Act of 1940, as amended.

The proposal being put to a shareholder vote for the Class is the liquidation of the Class.

It is anticipated that a definitive proxy statement will be filed and mailed to shareholders on or after Tuesday, October 11, 2016.

If you have any questions or comments, please contact me at the above number.

Very truly yours,

/s/ Sam Goldstein

Sam Goldstein

Senior Counsel – Funds Management

Enclosures

cc:    Jill R. Whitelaw, Esq.;

Danielle Kulp